Summary of Significant Accounting Policies and Basis of Presentation, Debt Issuance Costs (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Issuance Costs [Abstract]
Debt issuance costs	$ 353	$ 297	$ 627	$ 363	$ 19